TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES

Note 18 — TAXES

Income taxes

The Company conducts its major businesses in Japan and is subject to tax in this jurisdiction. During the fiscal years ended December 31, 2023, 2024 and 2025, all taxable income of the Company was generated in Japan. As a result of its business activities, the Company files tax returns that are subject to examination by the local tax authority. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments.

For the fiscal years ended December 31, 2023, 2024 and 2025, the Company’s income tax expenses were as follows:

	For the Fiscal Years ended December 31,
	2023	2024	2025	2025
	JPY	JPY	JPY	US$
Current	159,658,082	156,791,073	117,767,517	751,068
Deferred	5,198,043	(37,441,597)	50,589,351	322,636
Total	164,856,125	119,349,476	168,356,868	1,073,704

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at December 31, 2024 and 2025 are presented below:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Deferred tax assets
Lease liabilities	158,537,607	202,964,459	1,294,416
Bonus accruals	54,654,513	19,793,992	126,237
Temporary difference in depreciation and amortization	30,723,125	15,714,832	100,222
Vacation accrual	75,750,742	91,748,815	585,133
Deferred revenue	17,616,672	19,079,717	121,682
Provision for inventory impairment	2,200,817	1,647,890	10,510
Allowance for expected credit losses	1,897,441	3,791,544	24,181
Refund liabilities	14,793,367	9,910,974	63,208
Others	22,182,811	14,143,516	90,200
Valuation allowance	(1,717,515)	(2,247,444)	(14,333)
Total deferred tax assets	376,639,580	376,548,295	2,401,456

Deferred tax liabilities
ROU assets	(159,208,809)	(211,907,388)	(1,351,450)
Deferred bond payable issuance cost	(977,690)	(558,680)	(3,563)
Others	(1,781,503)	-	-
Total deferred tax liabilities	(161,968,002)	(212,466,068)	(1,355,013)
Deferred tax assets, net	214,671,578	164,082,227	1,046,443

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations and comprehensive income to the Japanese statutory tax rate for the fiscal years ended December 31, 2023, 2024, and 2025 were as follows:

	For the Fiscal Years ended December 31,
	2023	2024	2025
	%	%	JPY	US$	%
Japanese statutory tax rate	34.6%	34.6%	185,807,208	1,184,995	30.6%
Changes in valuation allowance	(1.6)%	(5.0)%	529,929	3,380	0.1%
Tax rate disparity between parent and subsidiaries	(0.3)%	(0.2)%	192,816	1,230	-%
Share based compensation	0.6%	-%	-	-	-%
Tax per capita	1.5%	1.2%	6,026,353	38,433	1.0%
Non-deductible expenses	5.0%	1.3%	8,853,669	56,465	1.5%
Deferred IPO costs*	(0.5)%	(8.6)%	(20,333,958)	(129,681)	(3.4)%
Other	0.9%	(1.1)%	(12,719,149)	(81,117)	(2.1)%
Effective tax rate	40.2%	22.2%	168,356,868	1,073,705	27.7%

*	The Company’s significant rate reconciliation items are primarily driven by “Deferred IPO costs” during the fiscal year ended December 31, 2024 and 2025. In accordance with ASC 740-10-50-10, the Company has evaluated the significancy and has chosen to disclose this line item separately in the table above to enhance transparency and provide a clearer understanding of the components.

In accordance with the adoption of ASU 2023-09 on a prospective basis, the following table summarizes income taxes paid, net of refunds, disaggregated by jurisdiction for the fiscal year ended December 31, 2025.

	For the Fiscal Years ended December 31,
	JPY	US$
Federal	-	-
State	-	-
Foreign (Japan - National and Local)	144,636,317	922,425
Total Income Taxes Paid	144,636,317	922,425

Consumption tax

Consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales, and expenses in the statements of income and comprehensive income. Before October 1, 2019, the applicable consumption tax rate was 8%, and since October 1, 2019, the Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the new Japanese tax law. For overseas sales, the Company is exempt from paying consumption tax. The Company deducts input consumption tax paid on purchases against output consumption tax, subject to the requirements and certain limitations under the qualified invoice system in Japan.